DIVIDEND PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Dividends Payable [Line Items]
Dividend due to shareholders	$ 842		$ 817
Dividend payable	$ 842	[1]	$ 817	[1]

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).